UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007

Date of reporting period:	1/31/2007

Item 1.	Schedule of Investments

Dryden International Equity Fund

Schedule of Investments

as of January 31, 2007 (Unaudited)

LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS

Shares	Description	Value
Australia 4.9%
139,424	ABC Learning Centres, Ltd.	$836,973
82,554	APN News & Media, Ltd.	390,099
221,953	Australia and New Zealand Banking Group, Ltd.	5,036,583
114,314	Babcock & Brown, Ltd.	2,315,943
15,197	BHP Billiton Ltd.	311,257
91,276	BlueScope Steel, Ltd.	612,895
210,553	Challenger Financial Services Group, Ltd.	719,107
23,101	Cochlear, Ltd.	1,017,242
67,475	Computershare, Ltd.	482,907
74,200	CSL, Ltd.	4,017,591
125,758	Downer EDI, Ltd.	646,565
277,799	Foster’s Group, Ltd.	1,466,176
220,685	GPT Group	938,278
51,912	Lend Lease Corp., Ltd.	765,891
595,895	Macquarie Airports Management, Ltd.	1,648,140
17,567	Macquarie Bank, Ltd.	1,106,487
531,909	Macquarie Infrastructure Group	1,515,833
215,116	Mirvac Group	941,305
69,642	Multiplex Group	241,533
37,092	National Australian Bank, Ltd.	1,167,631
349,046	Pacific Brands, Ltd.	753,111
479,530	Quantas Airways, Ltd.	2,012,961
216,936	Santos, Ltd.	1,577,814
24,861	Sonic Healthcare, Ltd.	280,926
111,816	Stockland	738,006
260,361	Westpac Banking Corp.	5,094,990
165,845	Woolworths, Ltd.	3,070,754
30,460	Zinifex, Ltd.	395,215

		40,102,213

Austria 0.6%
15,977	Boehler-Uddeholm AG	1,131,939
22,767	Raiffeisen International Bank Holding AG	3,502,684
7,052	Voestalpine AG	411,281

		5,045,904

Belgium 2.0%
100,074	Belgacom SA	4,534,316
1,326	Cofinimmo	264,610
3,247	Delhaize Group	270,330
178,309	Dexia	5,303,377
33,218	Fortis	1,398,651
47,970	InBev NV	3,094,160
13,151	Mobistar SA	1,139,092

		16,004,536

Denmark 0.8%
106	A P Moller - Maersk A/S	1,073,107
52,732	Danske Bank A/S	2,429,096
11,400	Det Ostasiatiske Kompagni A/S (The East Asiatic Company, Ltd.)	556,579
6,350	FLSmidth & Co A/S	417,867
8,871	Novo-Nordisk A/S	765,492
5,750	Topdanmark A/S (a)	1,037,103

		6,279,244

Finland 1.3%
120,250	Neste Oil Oyj	3,689,201
29,294	Nokia Oyj	647,934
23,600	OKO Bank PLC	383,903
9,448	Orion Oyj (a)	214,534
84,400	Outokumpu Oyj (Class A)	3,393,240
18,314	Rautaruukki Oyj	728,032
31,300	Stora Enso Oyj (Class R)	524,552
37,600	UPM-Kymmene Oyj	964,166

		10,545,562

France 9.4%
101,775	Air France-KLM	4,589,943
7,946	AXA SA	336,967
88,534	BNP Paribas	9,915,614
32,160	Business Objects SA (a)	1,215,200
7,426	Casino Guichard Perrachon SA	647,228
17,295	Compagnie de Saint-Gobain	1,639,573
18,615	Compagnie Generale des Etablissements Michelin (Class B)	1,709,275
49,313	Credit Agricole SA	2,123,313
104,737	Gaz de France SA	4,523,486
1,458	Gecina SA	242,201
31,874	Lafarge SA	4,896,939
625	PPR SA	92,484
87,386	Sanofi-Aventis	7,700,823
52,536	Schneider Electric SA	6,374,272
12,282	SCOR	334,563
43,390	Societe Generale	7,702,419
47,111	Thomson	897,013
189,702	Total SA	12,894,382
12,329	Vallourec	3,216,449
135,671	Vivendi	5,598,714

		76,650,858

Germany 7.9%
47,114	Allianz SE	9,437,952
13,410	Altana AG	827,812
29,650	BASF AG	2,866,738
11,116	Continental AG	1,350,571
96,527	DaimlerChrysler AG	6,037,685
62,233	Deutsche Bank AG	8,816,190
5,195	Deutsche Boerse AG	1,098,679
389,805	Deutsche Telekom AG	6,875,760
61,236	E.ON AG	8,341,560
5,613	Fresenius Medical Care AG	753,277
4,404	MAN AG	465,827

30,050	Muenchener Rueckversicherungs - Gesellschaft AG	4,755,906
35,897	RWE AG	3,766,406
19,355	Siemens AG	2,141,150
83,127	Suedzucker AG	1,808,879
76,051	ThyssenKrupp AG	3,606,948
8,236	Volkswagen AG	922,659
5,655	Wincor Nixdorf AG	903,999

		64,777,998

Greece 0.3%
14,080	Alpha Bank AE	455,020
12,430	Coca-Cola Hellenic Bottling Co. SA	500,325
8,990	Cosmote Mobile Telecommunications SA	278,317
4,120	Folli - Follie SA	169,950
18,458	National Bank of Greece SA	964,406
6,175	Titan Cement Co. SA	348,606

		2,716,624

Hong Kong 1.2%
181,900	Cheung Kong Holdings, Ltd.	2,402,371
59,000	CLP Holdings, Ltd.	441,620
26,500	Esprit Holdings, Ltd.	269,533
770,000	Foxconn International Holdings, Ltd. (a)	2,307,136
196,652	Hong Kong Exchanges and Clearing, Ltd.	2,147,785
78,000	Hopewell Holdings	298,579
102,000	Kingboard Chemical Holdings, Ltd.	421,490
98,000	Li & Fung, Ltd.	306,890
12,000	Swire Pacific, Ltd. (Class A)	138,115
234,000	Wharf Holdings, Ltd.	865,230

		9,598,749

Ireland 0.4%
47,743	Allied Irish Banks PLC	1,375,221
87,982	Bank of Ireland	1,973,168
6,378	CRH PLC	252,254
3,409	Irish Life & Permanent PLC	91,598

		3,692,241

Italy 3.6%
65,288	Banche Popolari Unite SCPA	1,857,774
68,072	Banco Popolare di Verona e Novara Scrl	2,146,863
16,155	Benetton Group SpA	281,228
198,390	Enel SpA	2,104,507
276,435	ENI SpA	8,909,703
34,297	Fiat SpA	748,911
31,753	Fondiaria-SAI SpA	1,440,700
23,096	Italcementi SpA	682,139
1,242,166	Telecom Italia SpA	3,119,534
868,236	UniCredito Italiano SpA	8,065,436

		29,356,795

Japan 23.0%
138,000	Amada Co., Ltd.	1,484,366

12,600	Aoyama Trading Co., Ltd.	385,991
141,000	Asahi Kasei Corp.	937,827
51,000	Bridgestone Corp.	1,107,666
116,894	Canon, Inc.	6,168,824
29,000	Central Glass Co., Ltd.	172,712
11,000	Chiyoda Corp.	231,522
10,000	Coca-Cola West Japan Co., Ltd.	223,092
16,000	COMSYS Holdings Corp.	183,846
39,000	Daicel Chemical Industries, Ltd.	280,201
170,000	Dainippon Ink & Chemicals, Inc.	678,432
123,286	Denki Kagaku Kogyo K K	517,324
18,400	Denso Corp.	739,815
29,600	Elpida Memory, Inc. (a)	1,290,134
25,754	FamilyMart Co., Ltd.	669,559
22,300	FUJIFILM Holdings Corp.	923,500
49,500	Hitachi Construction Machinery Co., Ltd.	1,393,689
94,753	Hokkaido Electric Power Co., Inc.	2,388,375
155,174	Honda Motor Co., Ltd.	6,098,402
14,514	Honeys Co. Ltd.	580,609
12,300	Ibiden Co., Ltd.	613,439
322,000	Itochu Corp.	2,826,471
44,000	JFE Holdings, Inc.	2,447,327
75,000	Joyo Bank, Ltd. (The)	448,666
88,500	JS Group Corp.	2,025,317
162,000	Kajima Corp.	753,015
44,000	Kamigumi Co., Ltd.	370,123
176,000	Kawasaki Kisen Kaisha, Ltd.	1,525,643
159,000	Komatsu, Ltd.	3,375,256
37,000	Komori Corp.	765,866
121,500	Konica Minolta Holdings, Inc. (a)	1,660,065
43,000	Kubota Corp.	453,997
18,100	Kyocera Corp.	1,670,864
52,600	Kyushu Electric Power Co., Inc.	1,479,446
78,500	Makita Corp.	2,741,663
482,222	Marubeni Corp.	2,610,777
321,343	Mitsubishi Chemical Holdings Corp.	2,173,871
230,000	Mitsubishi Electric Corp.	2,088,724
230,000	Mitsubishi Gas Chemical Co., Inc.	2,455,344
183,000	Mitsubishi Heavy Industries, Ltd.	942,934
431	Mitsubishi UFJ Financial Group, Inc.	5,229,723
401,000	Mitsui & Co., Ltd.	6,419,699
111,000	Mitsui Chemicals, Inc.	900,348
463,000	Mitsui O.S.K. Lines, Ltd.	4,825,867
561,000	Mitsui Trust Holdings, Inc.	6,168,791
37	Mizuho Financial Group, Inc.	267,731
30,000	NHK Spring Co., Ltd.	315,782
115,000	Nikon Corp.	2,573,769
61,000	Nippon Electric Glass Co., Ltd.	1,460,008
93,000	Nippon Express Co., Ltd.	529,088
475,000	Nippon Oil Corp.	3,194,464
41,000	Nippon Sheet Glass Co., Ltd.	201,086
72,000	Nippon Shokubai Co., Ltd.	829,021
32,000	Nippon Steel Corp.	189,129
647	Nippon Telegraph and Telephone Corp.	3,237,059
130,000	Nippon Yusen Kabushiki Kaisha	996,136
94,831	Nishimatsuya Chain Co., Ltd.	1,652,472
359,100	Nissan Motor Co., Ltd.	4,491,967
36,200	Nisshin Seifun Group, Inc.	373,398
74,000	Nisshin Steel Co., Ltd.	280,687

164,753	NSK, Ltd.	1,512,351
582	NTT Data Corp.	2,986,410
487,000	Obayashi Corp.	2,970,583
7,000	Olympus Corp.	224,179
13,730	ORIX Corp.	3,962,481
158,000	Ricoh Co., Ltd.	3,459,915
50,000	Sanwa Shutter Corp.	300,904
8	Sapporo Hokuyo Holdings, Inc.	80,780
21,000	Sekisui Chemical Co., Ltd.	162,452
12,000	Sharp Corp.	205,000
3,300	Shin-Etsu Chemical Co., Ltd.	215,234
47,000	Shinsei Bank, Ltd.	259,114
36,300	Stanley Electric Co., Ltd.	752,189
153,600	Sumco Corp.	5,560,874
235,000	Sumitomo Corp.	3,657,475
58,000	Sumitomo Heavy Industries, Ltd.	605,831
594,000	Sumitomo Metal Industries, Ltd.	2,525,176
148,000	Sumitomo Metal Mining Co., Ltd.	1,942,392
168,000	Sumitomo Realty & Development Co., Ltd.	5,858,942
36,600	Sumitomo Rubber Industries, Inc.	431,866
345,000	Suruga Bank, Ltd.	4,523,938
16,400	Suzuken Co., Ltd.	570,308
376,000	Taiheiyo Cement Corp.	1,706,628
68,641	Tanabe Seiyaku Co., Ltd.	929,375
55,900	TDK Corp.	4,702,388
397,000	Teijin, Ltd.	2,264,378
16,600	Tokai Rika Co., Ltd.	421,806
115,800	Tokyo Electric Power Co., Inc. (The)	3,949,863
51,600	Tokyo Electron, Ltd.	3,669,388
373,000	Tokyo Tatemono Co., Ltd.	4,557,138
114,000	Tosoh Corp.	541,526
212,434	Toyota Motor Corp.	13,982,775
72,000	Ube Industries, Ltd.	230,745
20,980	UNY Co., Ltd.	273,353
4,960	USS Co., Ltd.	326,699
71,600	Yamaha Corp.	1,462,664
33,000	Yamazaki Baking Co., Ltd.	308,045
160,000	Yaskawa Electric Corp.	1,851,445

		187,967,529

Netherlands 2.7%
226,583	Aegon NV	4,470,343
24,421	Arcelor Mittal	1,141,987
32,168	ASML Holding NV (a)	817,402
17,197	Fugro NV	818,034
90,493	ING Groep NV	3,975,814
52,796	Koninklijke DSM NV	2,621,627
13,651	Randstad Holding NV	917,651
5,423	Reed Elsevier NV	95,179
18,669	Royal KPN NV	269,840
256,766	Unilever NV	6,855,066

		21,982,943

New Zealand 0.4%
873,094	Telecom Corp. of New Zealand, Ltd.	2,996,774

Norway 1.7%
318,609	DnB NOR ASA	4,809,759
78,451	Orkla ASA	4,725,007
137,400	Telenor ASA	2,803,760
35,746	TGS Nopec Geophysical Co. ASA (a)	730,619
27,500	Yara International ASA	735,932

		13,805,077

Portugal 0.8%
234,290	Banco Comercial Portugues SA	869,422
57,934	Banco Espirito Santo SA	1,112,707
112,324	Cimpor Cimentos de Portugal SGPS SA	917,440
726,130	Energias de Portugal SA	3,635,395
16,746	Jeronimo Martins SGPS SA	419,661

		6,954,625

Singapore 1.1%
68,000	City Developments, Ltd.	623,752
150,000	Cosco Corp. Singapore, Ltd.	265,251
348,000	DBS Group Holdings, Ltd.	4,995,771
1,000	Haw Par Corp., Ltd.	4,641
36,000	Jardine Cycle & Carriage, Ltd.	331,769
582,000	SembCorp Marine, Ltd.	1,278,479
52,000	Singapore Airlines, Ltd.	596,686
200,000	Singapore Post, Ltd.	151,071
147,000	UOL Group, Ltd.	490,620
19,000	Venture Corp., Ltd.	174,172

		8,912,212

Spain 4.3%
8,078	Acciona S.A	1,666,437
43,276	Acerinox SA	1,185,649
26,803	ACS Actividades Cons y Serv	1,462,279
112,644	Banco Bilbao Vizcaya Argentaria SA	2,816,322
115,450	Banco Popular Espanol SA	2,215,049
581,738	Banco Santander Central Hispano SA	11,062,311
75,333	Ebro Puleva SA	1,807,106
122,948	Endesa SA	6,188,658
4,051	Fomento de Construcciones y Contratas SA	424,267
11,874	Iberdrola SA	509,867
147,120	Iberia Lineas Aereas de Espana	611,454
102,815	Repsol YPF SA	3,391,394
31,215	Telefonica SA	684,700
18,043	Union Fenosa SA	901,770

		34,927,263

Sweden 2.0%
14,500	Axfood AB	545,776
50,200	Hennes & Mauritz AB (Class B)	2,724,073
71,458	Sandvik AB	1,144,835
10,200	SAS AB (a)	192,208
72,587	Skandinaviska Enskilda Banken AB (Class A)	2,429,817
25,000	Svenska Cellulosa AB (Class B)	1,340,666
100,300	Swedish Match AB	1,779,561
657,000	Telefonaktiebolaget LM Ericsson (Class B)	2,614,410

101,675	TeliaSonera AB	818,228
40,320	Volvo AB (Class B)	2,969,225

		16,558,799

Switzerland 7.5%
42,041	ABB, Ltd.	748,634
62,996	Credit Suisse Group	4,467,332
1,032	Geberit AG	1,746,083
42,258	Holcim, Ltd.	4,201,333
8,224	Nestle SA	3,021,812
127,423	Novartis AG	7,346,859
13,439	Phonak Holding AG	1,044,812
1,752	Rieter Holding AG	1,006,776
48,064	Roche Holding AG	9,052,808
3,712	Schindler Holding AG	240,141
185	SGS SA	203,628
10,568	Swatch Group AG	508,959
68,200	Swiss Reinsurance Co.	5,698,305
11,750	Swisscom AG	4,399,659
185,742	UBS AG	11,676,036
23,862	Zurich Financial Services AG	6,445,714

		61,808,891

United Kingdom 22.5%
11,640	Alliance Boots PLC	185,014
169,300	Anglo American PLC	7,906,539
171,365	AstraZeneca PLC	9,594,000
226,880	Aviva PLC	3,670,589
57,127	Balfour Beatty PLC	470,281
263,907	Barclays PLC	3,850,554
149,760	Barratt Developments PLC	3,491,336
7,592	Bellway PLC	211,049
186,624	BHP Billiton PLC	3,514,756
38,712	Bovis Homes Group PLC	788,747
699,131	BP PLC	7,394,679
80,074	British Airways PLC (a)	850,304
18,370	British American Tobacco PLC	559,296
30,260	British Land Co. PLC	937,391
545,916	BT Group PLC	3,300,124
271,449	Cadbury Schweppes PLC	3,078,418
92,857	Carnival PLC	5,065,115
40,825	Charter PLC (a)	684,802
29,049	Close Brothers Group PLC	580,302
33,879	Corus Group PLC	402,661
52,594	Daily Mail & General Trust	783,088
26,372	Enterprise Inns PLC	334,245
66,708	Firstgroup PLC	717,344
80,479	George Wimpey PLC	857,520
293,732	GlaxoSmithKline PLC	7,931,330
11,988	GUS PLC	136,509
72,786	Hays PLC	226,450
173,686	HBOS PLC	3,801,149
1	Henderson Group PLC	3
109,683	Home Retail Group	915,857
431,418	HSBC Holdings PLC	7,860,850
43,079	Imperial Tobacco Group PLC	1,752,861
30,960	Inchcape PLC	323,494

67,772	International Power PLC	481,798
175,291	J Sainsbury PLC	1,497,707
39,762	Kelda Group PLC	731,241
1,193,500	Kingfisher PLC	5,623,641
38,099	Land Securities Group PLC	1,609,495
418,883	Legal & General Group PLC	1,280,268
24,704	Liberty International PLC	618,269
200,175	Lloyds TSB Group PLC	2,299,727
40,829	Marks & Spencer Group PLC	543,357
91,847	Michael Page International PLC	865,756
171,034	National Grid PLC	2,586,687
34,692	Next PLC	1,334,542
575,273	Old Mutual PLC	1,951,489
30,561	Persimmon PLC	834,619
100,235	Reckitt Benckiser PLC	4,839,145
20,095	Reed Elsevier PLC	230,066
76,463	Resolution PLC	980,990
135,717	Rio Tinto PLC	7,325,624
1,216,844	Royal & Sun Alliance Insurance Group PLC	3,857,480
334,141	Royal Bank of Scotland Group PLC	13,460,279
200,545	Royal Dutch Shell PLC	6,768,252
195,729	Royal Dutch Shell PLC (Class B)	6,576,801
229,749	SABMiller PLC	5,225,522
69,362	Scottish & Newcastle PLC	741,906
154,753	Scottish Power PLC	2,280,154
86,950	Signet Group PLC	204,652
84,633	Stagecoach Group PLC	250,058
46,213	Tate & Lyle PLC	534,062
86,432	Taylor Woodrow PLC	694,048
1,207,125	Tesco PLC	9,947,431
4,775	Trinity Mirror PLC	44,953
29,120	Unilever PLC	795,215
45,852	United Utilities PLC	690,009
3,599,086	Vodafone Group PLC	10,531,481
10,518	William Hill PLC	133,242
220,964	WPP Group PLC	3,254,735

		183,801,358

	Total Long-Term Investments (cost $667,805,016)	804,486,195

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.2%
U.S. GOVERNMENT SECURITIES 0.2%

Unites States
$1,550	United States Treasury Bill, 4.83%, 3/15/07 (b)(c)	1,541,053
	(cost $1,541,314)

Shares
Affiliated Money Market Mutual Fund
264,864	Dryden Core Investment Fund - Taxable Money Market Series
	(cost $264,864)(d)	264,864

Total Short-Term Investments	1,805,917

(cost $1,806,178)
Total Investments 98.6%
(cost $669,611,194)(e)(g)	806,292,112
Other assets in excess of liabilities (f) 1.4%	11,541,488

Net Assets 100.0%	$817,833,600

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund- Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 670,011,266	$138,891,791	$2,610,945	$136,280,846

The difference between the book and tax basis is attributable to deferred losses on wash sales.

(f)	Other assets in excess of liabilities included net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at January 31, 2007:

Number of Contracts	Type	Expiration Date	Value at January 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:

23	Hang Seng Stock Index	Feb. 07	$2,968,697	$3,026,864	$(58,167)
32	Nikkei 225 Index	Mar. 07	2,788,800	2,778,621	10,179
91	DJ Euro Stoxx 50 Index	Mar. 07	4,973,125	4,947,563	25,562
32	Share Price Index 200	Mar. 07	3,567,152	3,465,435	101,717
33	FTSE 100 Index	Mar. 07	4,011,376	4,003,111	8,265

					$87,556

(g)	As of January 31, 2007, 363 securities representing $791,799,301 and 98% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2007 was as follows:

Commercial Banks	16.8%
Oil, Gas & Consumable Fuels	6.7
Insurance	5.6
Pharmaceuticals	5.4
Metals & Mining	4.8
Automobiles	4.0
Diversified Telecommunication Services	4.0
Electric Utilities	3.9
Capital Markets	3.3
Machinery	2.5
Food Products	2.3
Chemicals	2.2
Food & Staples Retailing	2.1
Real Estate Management & Development	1.9
Trading Companies & Distributors	1.9
Construction Materials	1.6
Diversified Financial Services	1.5
Wireless Telecommunication Services	1.5
Beverages	1.4
Office Electronics	1.4
Semiconductors & Semiconductor Equipment	1.4
Specialty Retail	1.4
Electronic Equipment & Instruments	1.3
Household Durables	1.3
Media	1.3
Airlines	1.1
Construction & Engineering	1.1
Electrical Equipment	1.1
Marine	1.1
Auto Components	1.0
Multi-Utilities	0.9
Industrial Conglomerates	0.8
Real Estate Investment Trusts	0.8
Building Products	0.7
Communications Equipment	0.7
Hotels, Restaurants & Leisure	0.7
Gas Utilities	0.6
Household Products	0.6
Leisure Equipment & Products	0.6
Biotechnology	0.5
Consumer Finance	0.5
Tobacco	0.5
Transportation Infrastructure	0.5
Commercial Services & Supplies	0.4
IT Services	0.4
Healthcare Equipment & Supplies	0.3
Paper & Forest Products	0.3
Distributors	0.2
Energy Equipment & Services	0.2
Healthcare Providers & Services	0.2
Multiline Retail	0.2

Road & Rail	0.2
U.S. Government Securities	0.2
Computers & Peripherals	0.1
Diversified Consumer Services	0.1
Independent Power Producers & Energy Traders	0.1
Internet & Catalog Retail	0.1
Software	0.1
Textiles, Apparel & Luxury Goods	0.1
Water Utilities	0.1

98.6
Other Assets in Excess of Liabilities	1.4

100.0%

Strategic Partners International Value Fund

Schedule of Investments as of January 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.4%
COMMON STOCKS

Australia 2.2%
155,688	Bluescope Steel Ltd.	$1,045,406
59,100	Commonwealth Bank of Australia	2,304,885
97,400	CSR Ltd.	272,549
400,200	Qantas Airways Ltd.	1,679,951
59,235	Santos Ltd.	430,827
344,703	Telestra Corp. Ltd.	1,139,441

		6,873,059

Austria 0.6%
12,300	Boehler-Uddeholm AG	871,431
14,700	Voestalpine AG	857,322

		1,728,753

Belgium 0.7%
9,428	Dexia	280,413
45,800	Fortis	1,928,419

		2,208,832

Brazil 0.6%
47,177	Empresa Brasileira de Aeronautica SA, ADR	1,913,027

Canada 2.9%
57,100	Canadian Natural Resources Ltd.	2,855,000
9,500	Potash Corp. of Saskatchewan, Inc.	1,482,285
96,944	Rogers Communications, Inc. (Class B Stock)	2,998,608
40,766	Shaw Communications, Inc. (Class B Stock)	1,448,010

		8,783,903

China 3.8%
1,469,610	China Merchants Bank Co. Ltd. (Class H Stock) *	3,169,782
563,434	China Merchants Holdings International Co. Ltd.	2,069,046
381,400	China Mobile Ltd.	3,513,618
3,628,812	China Petroleum and Chemical Corp. (Class H Stock)	3,030,534

		11,782,980

Denmark 1.3%
24,445	Danske Bank A/S	1,126,057
33,941	Novo Nordisk A/S	2,928,821

		4,054,878

Finland 2.0%
178,000	Nokia Oyj	3,937,059
37,300	Rautaruukki Oyj	1,482,779
51,500	Stora Enso Oyj	863,081

		6,282,919

France 8.4%
12,425	Air Liquide	2,902,118
510	Arkema *	25,730

Schedule of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value
27,223	BNP Paribas	$3,048,916
5,103	Ciments Francais	1,127,143
6,996	CNP Assurances	802,594
21,500	Compagnie Generale des Establissements Michelin (Class B Stock)	1,974,182
23,100	Credit Agricole SA	994,637
117,000	France Telecom SA	3,252,567
62,600	JC Decaux SA	1,867,362
27,033	LVMH Moet Hennessy Louis Vuitton	2,863,199
20,000	Natixis SA	564,118
17,718	PSA Peugeot Citroen SA	1,167,343
8,005	Renault SA	994,711
6,400	Schneider Electric SA	776,522
7,366	Societe Generale	1,307,583
20,400	Total SA	1,386,624
23,600	Vivendi	973,898

		26,029,247

Germany 7.4%
58,622	Adidas-Salomon AG	2,832,476
12,300	Altana AG	760,740
26,977	BASF AG	2,607,943
8,700	Bayer AG	516,704
19,500	Deutsche Bank AG	2,765,257
15,187	Deutsche Boerse AG	3,208,083
40,200	Deutsche Telekom AG	710,666
35,300	E.ON AG	4,816,879
19,342	MAN AG	2,048,921
47,719	ThyssenKrup AG	2,271,372
20,619	TUI AG *	433,320

		22,972,361

Greece 0.9%
75,836	OPAP SA	2,842,756

Guernsey 0.8%
69,594	Amdocs Ltd. *	2,413,520

Hong Kong 1.8%
989,458	Chaoda Modern Agriculture Holdings Ltd.	698,624
331,100	Citic Pacific Ltd.	1,164,613
207,448	Hong Kong Exchanges and Clearing Ltd.	2,265,696
192,347	Orient Overseas International Ltd.	1,286,987

		5,415,920

Ireland 0.3%
32,900	Irish Life & Permanent PLC	886,665

Israel 1.4%
123,800	Teva Pharmaceutical Industries Ltd., ADR	4,345,380

Italy 2.6%
38,600	Banco Popolare di Verona, Scrl.	1,217,372
47,100	Benetton Group SpA	819,923
146,001	Eni SpA	4,705,718

Shares	Description	Value
175,997	Intesa Sanpaolo SpA	$1,330,470

		8,073,483

Japan 18.0%
33,973	Alpine Electronics, Inc.	514,827
54,025	Alps Electric Co., Inc.	570,714
38,953	Asahi Breweries Ltd.	600,096
97,300	Asahi Kasei Corp.	647,167
357,920	Bank of Yokohama Ltd. (The)	2,905,051
175,214	Cosmo Oil Co. Ltd.	709,502
50,000	Daiwa Securities Group, Inc.	615,153
175,214	Denki Kagaku Kogyo Kabushiki Kaisha	735,221
27,800	Fanuc Ltd.	2,585,463
104,000	Fuji Heavy Industries Ltd.	543,076
208,756	Hitachi Ltd.	1,404,581
42,347	Hokkaido Electric Power Co., Inc.	1,067,412
38,553	Hokuetsu Paper Mills Ltd.	213,436
68,726	Honda Motor Co. Ltd.	2,700,960
42,555	Hosiden Corp.	488,978
109,677	Kaken Pharmaceutical Co. Ltd.	880,964
59,100	Kansai Electric Power Co., Inc. (The)	1,658,815
155,600	Komatsu Ltd.	3,303,081
203,600	Kurabo Industries Ltd.	522,727
173,200	Marubeni Corp.	937,715
152,478	Mitsubishi Chemical Holdings Corp.	1,031,507
5,676	Nintendo Co. Ltd.	1,681,923
166,300	Nippon Oil Corp.	1,118,399
300	Nippon Telegraph and Telephone Corp.	1,500,955
200	Nippon Unipac Group, Inc.	763,544
29,116	Nipro Corp.	542,754
120,830	Nissan Motor Co. Ltd.	1,511,457
69,700	Nomura Holdings, Inc.	1,426,538
108,647	NSK Ltd.	997,326
1,000	NTT Docomo, Inc.	1,521,538
105,200	Oji Paper Co. Ltd	578,666
30,644	Okasan Holdings, Inc.	220,380
8,600	Ono Pharmaceutical Co. Ltd.	421,781
285,407	Osaka Gas Co. Ltd.	1,111,136
2,500	Promise Co. Ltd.	88,839
99,079	Rengo Co. Ltd.	638,534
34,500	Ricoh Co. Ltd.	755,488
41,900	Secom Co. Ltd.	2,075,669
126,100	Shiseido Co. Ltd.	2,681,839
78,000	SMK Corp.	543,347
251	Sumitomo Osaka Cement Co. Ltd.	926
31	Sumitomo Trust & Banking Co. Ltd. (The)	333
14,319	Takefuji Corp.	577,118
91,259	Tanabe Seiyaku Co. Ltd.	1,235,615
25,700	Tohoku Electric Power Co., Inc.	676,513
50,000	Toppan Printing Co. Ltd.	539,553
93,666	Toyota Motor Corp.	6,165,259
17,268	Yamada Denki Co. Ltd.	1,437,884

		55,449,760

Schedule of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value
Liechtenstein 0.4%
4,341	Verwaltungs und Privat Bank AG	$1,121,382

Mexico 2.2%
69,713	America Movil SA de CV Series L, ADR	3,092,469
116,600	Grupo Mexico SAB De CV	479,744
714,698	Wal-Mart de Mexico SA de CV Series V	3,164,036

		6,736,249

Netherlands 3.6%
29,152	ABN AMRO Holding NV	936,416
39,600	Aegon NV	781,284
57,300	ING Groep NV ADR	2,517,478
90,700	Koninklijke (Royal) KPN NV	1,310,971
45,200	Royal Dutch Shell (Class A Stock)	1,532,828
61,430	Schlumberger Ltd.	3,900,191

		10,979,168

Norway 0.5%
51,000	Norsk Hydro ASA	1,661,407

Portugal 0.3%
200,200	Energias de Portugal SA	1,002,308

Russia 0.5%
17,779	LUKOIL, ADR	1,413,430

Singapore 0.7%
419,960	Mobileone Ltd.	593,336
307,141	Neptune Orient Lines Ltd.	492,748
97,000	Singapore Airlines Ltd.	1,113,048

		2,199,132

South Korea 1.5%
27,724	Hyundai Motor Co.	1,983,976
51,762	Shinhan Financial Group Co. Ltd.	2,699,421

		4,683,397

Spain 1.5%
89,100	Banco Santander Central Hispano SA	1,694,323
13,305	Endesa SA	669,715
56,547	Repsol YPF SA	1,865,225
21,400	Telefonica SA	469,408

		4,698,671

Sweden 1.3%
36,700	Electrolux AB Series B	698,964
36,700	Husqvarna AB (Class B Stock) *	568,677
167,086	Nordea Bank AB	2,619,209

		3,886,850

Switzerland 9.1%
14,000	Baloise Holding	1,421,672

Shares	Description	Value
2,017	Ciba Specialty Chemicals AG	$135,068
16,100	Credit Suisse Group	1,141,724
1,709	Georg Fischer AG *	1,145,168
2,379	Givaudan SA	2,153,755
60,943	Novartis AG	3,513,806
2,263	Rieter Holdings AG	1,300,419
25,325	Roche Holding AG	4,769,939
41,500	Swiss Re	3,467,444
5,000	Swisscom AG	1,872,195
5,400	Syngenta AG *	999,468
79,840	UBS AG	5,018,869
4,600	Zurich Financial Services AG	1,242,573

		28,182,100

United Kingdom 21.1%
58,000	Alliance & Leicester PLC	1,226,875
18,700	AstraZeneca PLC	1,046,934
124,100	Aviva PLC	2,007,758
443,121	Barclays PLC	6,465,389
161,349	Boots Group PLC	2,564,592
296,400	BP PLC	3,135,010
166,655	Bradford & Bingley PLC	1,501,011
482,864	BT Group PLC	2,918,968
133,872	Cadbury Schweppes PLC	1,518,200
52,600	Carnival PLC	2,869,197
62,100	Dairy Crest Group PLC	816,182
276,764	DSG International PLC	921,144
119,200	GKN PLC	752,320
30,494	GlaxoSmithKline PLC	823,397
51,100	Hanson PLC	778,252
110,293	HBOS PLC	2,413,782
564,963	Kingfisher	2,662,044
272,238	Legal & General Group PLC	832,064
387,989	Lloyds TSB Group PLC	4,457,443
87,600	Next PLC	3,369,822
200,998	Northern Foods PLC	488,140
70,369	Northumbrian Water Group PLC	408,127
283,100	Old Mutual PLC	960,355
63,800	Reckitt Benckiser PLC	3,080,136
44,000	Rio Tinto PLC	2,374,997
354,400	Royal & Sun Alliance Insurance Group PLC	1,123,473
18,200	Royal Bank of Scotland Group PLC	733,155
78,400	Royal Dutch Shell PLC (Class B Stock)	2,634,363
142,918	SABMiller PLC	3,250,596
47,000	Tate & Lyle PLC	543,157
128,588	TT Electronics PLC	593,657
108,725	VODAFONE GROUP PLC, ADR	3,195,428
959,800	VODAFONE GROUP PLC	2,808,523

		65,274,491

Schedule of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value
	Total Long-Term Investments
	(cost $ 224,681,386)	303,896,028

SHORT-TERM INVESTMENTS 2.0%
AFFILIATED MONEY MARKET MUTUAL FUND
	Dryden Core Investment Fund - Taxable Money Market Series (a)
6,001,101	(cost $ 6,001,101)	$6,001,101

	Total Investments(b)(d)—100.4%
	(cost $ 230,682,487)	309,897,129
	Liabilities in Excess of Other Assets (c)—(0.4)%	(1,122,256)

	NET ASSETS —100%	$308,774,873

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of January 31, 2007, 175 securities representing $265,894,314 and 85.80% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2007:

Foreign Currency Contracts	Value at Settlement Date	Current Value	Unrealized Depreciation
Sold:
Euro Currency 8,480,000 expiring 04/04/07	$10,853,298	$11,083,042	$(229,744)
Mexican Peso 72,500,000 expiring 06/06/07	6,533,444	6,542,878	(9,434)

	$17,386,742	$17,625,920	$(239,178)

(d)	The United States federal income tax basis of the Portfolio’s investments was $231,131,358; accordingly, net unrealized appreciation on investments for federal income tax purposes was $78,765,771 (gross unrealized appreciation—$81,419,153; gross unrealized depreciation—$2,653,382). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of long-term portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2007 was as follows:

Industry
Financial—Bank & Trust	12.0%
Telecommunications	10.5
Oil, Gas & Consumable Fuels	10.2
Financial Services	7.1
Pharmaceuticals	6.7
Automobile Manufacturers	4.3
Insurance	3.9
Retail & Merchandising	3.7
Utilities	2.9
Chemicals	2.7
Metals & Mining	2.1
Affiliated Money Market Mutual Fund	2.0
Automotive Parts	1.8
Commercial Banks	1.6
Building Materials	1.6
Entertainment & Leisure	1.5
Clothing & Apparel	1.4
Beverages	1.3
Real Estate	1.1
Machinery & Equipment	1.1
Machinery—Construction & Mining	1.1
Telecom—Integrated/Services	1.1

Conglomerates	1.1
Semiconductors	1.1
Electronic Components & Equipment	1.0
Consumer Products & Services	1.0
Industrial Gases	0.9
Diversified Operations	0.9
Gaming	0.9
Airlines	0.9
Cosmetics & Toiletries	0.9
Electronic Components	0.8
Metals	0.8
Diversified Financial Services	0.8
Paper & Forest Products	0.7
Foods	0.7
Aerospace	0.6
Advertising	0.6
Electric—Integrated	0.5
Telecommunications—Cellular	0.5
Cable Television	0.5
Diversified Telecommunication Services	0.4
Banks	0.4
Multimedia	0.3
Business Services	0.3
Steel Producers/Products	0.3
Utilities—Distribution	0.3
Paper & Related Products	0.2
Office Equipment	0.2
Manufacturing	0.2
Household Products / Wares	0.2
Medical Supplies & Equipment	0.2
Printing	0.2
Transportation	0.1
Financial—Brokerage	0.1
Lumber & Wood Products	0.1

100.4
Liabilities in Excess of Other Assets	(0.4)

100.0

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal
Executive Officer

Date March 22, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal
Financial Officer

Date March 22, 2007

*	Print the name and title of each signing officer under his or her signature.